SHAREHOLDERS' EQUITY (Schedule of assumptions used for fair value of options) (Details) - $ / shares		1 Months Ended	12 Months Ended
		Apr. 15, 2024	Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life		4 years 9 months
Risk-free interest rates		4.68%
Volatility		97.24%
2019 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rates	[1]			4.68%
Volatility	[1]			97.24%		90.43%
Dividend yield			0.00%	0.00%	[1]	0.00%	[1]
Exercise price	[1]			$ 30		$ 29.45
Minimum [Member] | 2019 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life			5 years	5 years	[1]	5 years	[1]
Risk-free interest rates			3.69%			3.82%	[1]
Volatility			112.00%
Maximum [Member] | 2019 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life			5 years 9 months 21 days	6 years 4 months 28 days	[1]	6 years 4 months 28 days	[1]
Risk-free interest rates			4.38%			3.87%	[1]
Volatility			115.00%
Exercise price			$ 15.75

[1]	The assumptions presented above are the original assumptions used to determine the options fair value at the date of the grants. The assumptions used to determine the incremental value of the options at the grant date are as presented at the Company's options valuation.